UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-5384

Date of fiscal year end: May 31, 2007

Date of reporting period: November 30, 2006

Item 1.	Report to Stockholders.

Semi-Annual Report

Cookson Peirce Core Equity Fund

(Symbol: CPEQX)

November 30, 2006

Investment Advisor

Cookson, Peirce & Co., Inc.

555 Grant Street

Suite 380

Pittsburgh, PA 15219

Phone: 1-866-412-CORE (2673)

Cookson Peirce Core Equity Fund

Semi-Annual Report

January 29, 2007

Dear Shareholder:

Cookson, Peirce & Co., Inc. is pleased to provide you with our semi-annual report for the Cookson Peirce Core Equity Fund. As November concludes, the Standard & Poor’s Composite 500 Index has increased six consecutive months. The stocks and industries leading the market are different from those that drove the advance from early 2003 to early 2006, thus the rally represents a change of leadership. About once every four or five years, this change in market leadership occurs. During these periods, it is normal for our stock selection to lag the market.

While we are disappointed that this has occurred, the experience served as the impetus for fruitful introspection. We spent considerable effort unlocking enhancements that should help mitigate the possibility of a repeat of the last six months’ lackluster results. After extensive testing, we have concluded that we were purchasing stocks too late in their profit cycle. Purchasing stocks when they first meet our selection criteria clearly produces better results than purchasing them after they have been on the buy list for longer time periods. The same testing is underway on our sell discipline to determine if similar time considerations will yield better results. As always, our investment committee and investment management team continue to research ways to improve performance without changing the basic stock selection and sell discipline that we developed in the late 1960’s. We firmly believe that systemic replication of our investment methodology is what sets us apart from other investment managers.

We know from experience this should turn around and once again our stock selection process should find the strength in the market. It is always important to take a long-term perspective rather than focusing on a short-term period. As manager of the Fund, our goal remains to outperform the benchmark by 2 to 4% on an average annualized basis over a 5-year period.

Looking ahead, Cookson Peirce continues to have a near-term positive outlook on the market. However, consensus has yet to be reached as to the life left in this latest bull market. While the expansion has gotten “long-in-the-tooth” much of the recent economic data seems to favor a healthy, expanding economy. For now we remain firmly entrenched in the middle of the spectrum until a more discernable economic leadership theme becomes apparent.

We appreciate your investment in the Cookson Peirce Core Equity Fund and look forward to a continued rewarding relationship.

Sincerely,

Bruce W. Miller

Chief Investment Officer

Cory S. Krebs

Portfolio Manager, Assistant Vice President

Daniel S. Henderson

President

Past Performance is not a guarantee of future results.

Opinions expressed above are those of Cookson, Peirce & Co., Inc. and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

COOKSON PEIRCE CORE EQUITY FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/06 – 11/30/06).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs

COOKSON PEIRCE CORE EQUITY FUND

of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Cookson Peirce Core Equity Fund
	Beginning Account Value 6/1/06	Ending Account Value 11/30/06	Expenses Paid During Period 6/1/06 – 11/30/06*
Actual	$1,000.00	$994.80	$10.00

Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The Fund's investment strategy focuses on individual stock selection taking into consideration the stock's industry group. Using quantitative measures established by the Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities. The Fund's sector breakdown as of November 30, 2006 is shown below.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (continued)

(Unaudited)

Total Returns as of November 30, 2006

	Cookson Peirce Core Equity Fund	S&P 500 Index
Six Months	(0.52)%	11.33%

One Year	9.19%	14.23%

Average Annual Since Inception (8/3/05)	11.33%	11.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-412-CORE (2673). The Fund imposes a 1.00% redemption fee on shares held less than six months.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index. Sector allocations are subject to change.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (continued)

(Unaudited)

*	Inception Date

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments

November 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 96.64%

Aerospace & Defense 6.16%
General Dynamics Corp.	4,300	$321,812
Precision Castparts Corp.	4,500	339,570

		661,382

Beverages 4.22%
PepsiCo, Inc.	7,300	452,381

Capital Markets 4.94%
The Goldman Sachs Group, Inc.	2,720	529,856

Chemicals 7.88%
Monsanto Co.	6,500	312,455
Praxair, Inc.	8,550	533,520

		845,975

Commercial Banks 4.39%
Compass Bancshares, Inc.	8,250	471,405

Commercial Services & Supplies 7.37%
Manpower Inc.	4,900	347,900
Waste Management, Inc.	12,100	442,981

		790,881

Diversified Telecommunication Services 4.23%
Qwest Communications International Inc.(a)	59,000	453,710

Electrical Equipment 3.71%
II-VI Inc.(a)	15,400	397,628

Food Products 12.89%
Campbell Soup Co.	12,700	483,489
General Mills, Inc.	8,600	481,170
McCormick & Company, Inc.	10,800	418,176

		1,382,835

Hotels, Restaurants & Leisure 1.15%
Wynn Resorts, Ltd.	1,400	122,990

Insurance 7.62%
The Allstate Corp.	3,300	209,484
Manulife Financial Corp.	7,880	260,986
W.R. Berkley Corp.	9,875	346,711

		817,181

Life Science Tools & Services 4.26%
Applera Corp. — Applied Biosystems Group	12,550	457,322

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

	Shares	Value
Machinery 11.18%
Cummins Inc.	3,400	$407,728
Harsco Corp.	3,650	284,810
SPX Corp.	8,300	507,213

		1,199,751

Metals & Mining 4.94%
Nucor Corp.	8,860	530,271

Oil & Gas 2.83%
OMI Corp.	13,000	303,680

Pharmaceuticals 4.60%
Merck & Co. Inc.	11,100	494,061

Specialty Retail 4.27%
The TJX Companies, Inc.	16,700	457,914

TOTAL COMMON STOCKS (Cost $9,146,323)		10,369,223

SHORT TERM INVESTMENT 0.65%
Investment Company
The AIM STIT Liquid Assets Portfolio	69,786	69,786

TOTAL SHORT TERM INVESTMENT (Cost $69,786)		69,786

Total Investments (Cost $9,216,109) 97.29%		10,439,009
Other Assets, Less Liabilities 2.71%		290,395

TOTAL NET ASSETS 100.00%		$10,729,404

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Assets and Liabilities

November 30, 2006 (Unaudited)
Assets
Investments, at value (cost $9,216,109)	$10,439,009
Dividends and interest receivable	5,741
Receivable for capital shares sold	200
Receivable for investments sold	843,822
Other assets	8,315

Total Assets	11,297,087

Liabilities
Payable for investments purchased	539,194
Payable to Advisor	4,285
Payable to affiliates	12,787
Accrued interest payable	46
Accrued expenses and other liabilities	11,371

Total Liabilities	567,683

Net Assets	$10,729,404

Net Assets Consist Of:
Paid-in capital	$9,951,689
Accumulated net investment loss	(30,793)
Accumulated net realized loss	(414,392)
Net unrealized appreciation on investments	1,222,900

Net Assets	$10,729,404

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	930,216

Net asset value, redemption price and offering price per share	$11.53

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Operations

For the Six Months Ended November 30, 2006 (Unaudited)
Investment Income
Dividend income(1)	$70,790
Interest income	1,860

Total Investment Income	72,650

Expenses
Advisory fees	64,623
Administration fees	15,484
Fund accounting fees	13,128
Transfer agent fees and expenses	11,195
Audit and tax fees	10,826
Federal and state registration fees	6,969
Legal fees	4,362
Reports to shareholders	3,760
Custody fees	3,676
Trustees’ fees and related expenses	1,431
Other expenses	3,609

Total Expenses Before Interest Expense	139,063
Interest expense	46

Total Expenses	139,109
Less waivers by Advisor	(35,666)

Net Expenses	103,443

Net Investment Loss	(30,793)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from security transactions	(72,968)
Change in net unrealized appreciation on investments	91,306

Net Realized and Unrealized Gain on Investments	18,338

Net Decrease In Net Assets From Operations	$(12,455)

(1)	Net of $389 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statements of Changes in Net Assets

	Six Months Ended November 30, 2006 (Unaudited)	Period Ended May 31, 2006(1)
From Operations
Net investment loss	$(30,793)	$(34,658)
Net realized loss from security transactions	(72,968)	(341,459)
Change in net unrealized appreciation on investments	91,306	1,131,594

Net increase (decrease) in net assets from operations	(12,455)	755,477

From Capital Share Transactions
Proceeds from shares sold	1,369,669	8,853,529
Payments for shares redeemed	(174,663)	(62,153)

Net increase in net assets from capital share transactions	1,195,006	8,791,376

Total Increase in Net Assets	1,182,551	9,546,853

Net Assets:
Beginning of period	9,546,853	—

End of period	$10,729,404	$9,546,853

Undistributed Net Investment Loss	$(30,793)	—

(1)	Fund commenced operations on August 3, 2005.

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended November 30, 2006 (Unaudited)	Period Ended May 31, 2006(1)
Net Asset Value, Beginning of Period	$11.59	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)	(0.07	)(3)
Net realized and unrealized gain (loss) on investments	(0.03)	1.66

Total from investment operations	(0.06)	1.59

Net Asset Value, End of Period	$11.53	$11.59

Total Return(4)	(0.52)%	15.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$10,729	$9,547

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)(6)	2.69%	3.89%
After waiver and expense reimbursement(5)(6)	2.00%	2.00%

Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(6)(7)	(1.29)%	(2.62)%
After waiver and expense reimbursement(6)(7)	(0.60)%	(0.73)%

Portfolio turnover rate(4)	49.41%	60.99%

(1)	Fund commenced operations on August 3, 2005.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)	Per share net investment loss has been calculated using the daily average share method.
(4)	Not annualized for periods less than a full year.
(5)	The ratio of expenses to average net assets includes interest expense. The before waiver and expense reimbursement ratios excluding interest expense were 2.69% and 3.89%, and the after waiver and expense reimbursement ratios excluding interest expense were 2.00% and 2.00%, for the periods ended November 30, 2006 and May 31, 2006, respectively.
(6)	Annualized.
(7)	The net investment loss ratios include interest expense.

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements

November 30, 2006 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cookson Peirce Core Equity Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term growth of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on August 3, 2005. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Cookson, Peirce & Co., Inc. (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2006 (Unaudited)

The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2006 (Unaudited)

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. No redemption fees were charged during the six months ended November 30, 2006 for the Fund.

(f)	Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2006 (Unaudited)

(3)	Federal Tax Matters

There were no distributions paid to shareholders for the six months ended November 30, 2006 or the period ended May 31, 2006.

As of May 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$8,414,904

Gross tax unrealized appreciation	1,247,151
Gross tax unrealized depreciation	(115,557)

Net tax unrealized appreciation	1,131,594

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(341,424)

Total accumulated earnings	$790,170

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At May 31, 2006, the Fund had a capital loss carryforward of $35,613. Federal income tax laws do not allow a net investment loss to be carried forward to offset any future net investment income.

At May 31, 2006 the Fund had a post-October capital loss of $305,811.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended November 30, 2006, expenses of $35,666 incurred by the Fund were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, Continued

November 30, 2006 (Unaudited)

Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$89,656
2010	$35,666

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended November 30, 2006	Period Ended May 31, 2006(1)
Shares Sold	121,977	829,444
Shares Redeemed	(15,407)	(5,798)

Net Increase	106,570	823,646

(1)	Fund commenced operations on August 3, 2005.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2006, were $5,925,930 and $5,080,239, respectively. There were no purchases or sales of U.S. government securities for the Fund.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Cookson Peirce Core Equity Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Cookson Peirce Core Equity Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-412-CORE (2673). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-412-CORE (2673), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

COOKSON PEIRCE CORE EQUITY FUND

Investment Advisor	Cookson, Peirce & Co., Inc.
555 Grant Street
Suite 380
Pittsburgh, Pennsylvania 15219

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))

are effective as of a date within 90 days of the filing of this report, based on the evaluation of those controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	February 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	February 5, 2007